Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2022	$ 1,628
2023	1,275
2024	1,750
2025	101
2026	2,595
Thereafter	18,133
Long-term Debt	$ 25,482	$ 24,514